Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other gains [Abstract]
Gains on disposal of property, plant and equipment	₩ 48,316	₩ 74,035	₩ 8,637,508
Gains on disposal of intangible assets	564		32
Reversal of impairment loss on intangible assets	54	3	275
Gains on foreign currency translation	20,485	15,311	13,784
Gains on foreign currency transaction	93,151	55,377	61,007
Gains on insurance proceeds	400		30
Miscellaneous Other Gains	269,562	187,792	162,128
Gains on disposal of inventories	6,024	9,494	10,758
Gains on valuation of inventories		2	7
Gains on proxy collection of TV license fee	39,711	38,991	38,529
Gains on compensation of impaired electric poles	1,526	3,650
Gains on compensation for infringement on contract	18,990	3,040	7,414
Gains on harbor facilities dues	3,025	2,957	5,943
Gains on technical fees	2,105	1,271	1,258
Reversal of occupation development training fees	1,697	1,756	1,878
Gains on disposal of waste	4,261	4,222	2,880
Gains on insurance	10,410	3,786	11,865
Gains on litigation			600
Gains on tax rebate	2,161	5,226	1,661
Gains on other commission	4,790	4,639	2,177
Gains on research tasks		10	1,446
Gains on settlement and others		2,188	2,803
Gains on sales of greenhouse gas emissions rights		46	52
Others of Miscellaneous Other Gains	174,862	106,514	72,857
Other losses [Abstract]
Losses on disposal of property, plant and equipment	(70,514)	(42,715)	(73,073)
Losses on disposal of intangible assets	(183)	(158)	(16)
Impairment loss on property, plant and equipment	(51,067)		(30,344)
Impairment loss on intangible assets	(20)	(3,945)	(22)
Losses on foreign currency translation	(25,495)	(23,835)	(15,097)
Losses on foreign currency transaction	(36,241)	(72,058)	(75,615)
Miscellaneous Other Losses	(92,385)	(119,309)	(69,824)
Losses on valuation of inventories	3,875	2,683	1,318
Losses on disposal of inventories	3,273	3,092	13,469
Losses due to disaster	5,374	1,522	263
Losses on rounding adjustment of electric charge surtax	1,253	1,260	1,251
Losses on adjustments of levies	1	1,184	13,928
Forfeit of taxes and dues	656	4,582	190
Losses on litigation		2,581	488
Others Of Miscellaneous Other Losses	77,953	102,405	38,917
Net other gains	₩ 156,627	₩ 70,498	₩ 8,610,773